Bitwise Bitcoin Standard Corporations ETF
Schedule of Investments
March 31, 2025 (Unaudited)
1
Shares Value
Common Stocks – 97.5%
Communication Services – 5.4%
Boyaa Interactive International Ltd. ............................................... 300,708 $ 141,458
Nexon Co. Ltd. ............................................................... 4,900 66,845
208,303
Consumer Discretionary – 7.9%
Cango, Inc., ADR
*
............................................................. 18,516 70,175
Metaplanet, Inc.
*
.............................................................. 65,300 175,106
Tesla, Inc.
*
................................................................... 217 56,238
301,519
Financials – 7.3%
Block, Inc.
*
................................................................... 980 53,243
Coinbase Global, Inc., Class A
*
................................................... 294 50,636
Fold Holdings, Inc.
*
............................................................ 19,812 122,834
Galaxy Digital Holdings Ltd.
*
..................................................... 4,970 52,385
279,098
Health Care – 4.4%
Semler Scientific, Inc.
*
.......................................................... 4,610 166,882
Information Technology – 72.5%
Bitdeer Technologies Group, Class A
*
.............................................. 3,645 32,185
Bitfarms Ltd.
*
................................................................. 166,374 131,136
BITFUFU, INC., Class A
*
........................................................ 25,829 118,297
Canaan, Inc., ADR
*
............................................................ 48,968 42,984
Cipher Mining, Inc.
*
............................................................ 52,455 120,646
Cleanspark, Inc.
*
.............................................................. 23,094 155,192
Exodus Movement, Inc., Class A
*
................................................. 6,063 277,322
Hive Digital Technologies Ltd.
*
................................................... 101,572 147,279
Hut 8 Corp.
*
.................................................................. 14,555 169,129
MARA Holdings, Inc.
*
.......................................................... 33,651 386,987
Microstrategy, Inc., Class A
*
..................................................... 2,836 817,534
Riot Platforms, Inc.
*
............................................................ 53,058 377,773
2,776,464
Total Common Stocks (Cost $3,900,190) ......................................................... 3,732,266
Money Market Funds – 0.5%
DWS Government Money Market Series Institutional, 4.30%
(a)
(Cost $18,200) .............................................................. 18,200 18,200
Total Investments – 98.0%
(Cost $3,918,390) ........................................................................... $ 3,750,466
Other Assets in Excess of Liabilities – 2.0% ......................................................... 77,872
Net Assets – 100.0% .......................................................................... $ 3,828,338
* Non Income Producing
(a) Rate shown reflects the 7-day yield as of March 31, 2025.
ADR : American Depositary Receipt

Bitwise Bitcoin Standard Corporations ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
2
Summary of Investment Type
Industry
% of Net
Assets
Information Technology ........................................................................... 72.5%
Consumer Discretionary ........................................................................... 7.9%
Financials ...................................................................................... 7.3%
Communication Services .......................................................................... 5.4%
Health Care .................................................................................... 4.4%
Money Market Funds ............................................................................. 0.5%
Total Investments ................................................................................ 98.0%
Other Assets in Excess of Liabilities .................................................................. 2.0%
Net Assets ..................................................................................... 100.0%
Country Breakdown
^
Country
% of Net
Assets
United States .................................................................................... 82.4%
Canada ........................................................................................ 9.3%
China .......................................................................................... 3.7%
Taiwan ......................................................................................... 1.5%
France ......................................................................................... 1.5%
Germany ....................................................................................... 0.9%
Australia ....................................................................................... 0.8%
Liabilities in Excess of Other Assets .................................................................. (0.1)%
Total .......................................................................................... 100.0%
^ The Fund's country breakdown may change over time.